COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS [abstract]
Schedule of commitments
	2017	2018
	RMB’000	RMB’000

Contracted but not provided for	1,341,055	899,290

Authorised but not contracted for	518,945	1,765,710